Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Others	¥ 1,486,776	$ 212,606	¥ 1,599,341
Total current assets	518,979,892	74,213,136	415,648,232
Non-current assets
Total non-current assets	111,064,435	15,882,003	89,386,084
Total assets	630,044,327	90,095,139	505,034,316
Current liabilities
Convertible bonds, current portion | ¥			5,309,597
Others	1,086,540	155,373	801,859
Total current liabilities	213,737,168	30,564,007	188,422,853
Non-current liabilities
Total non-current liabilities	2,922,003	417,841	3,298,339
Total liabilities	¥ 216,659,171	$ 30,981,848	¥ 191,721,192
Shareholders' equity
Class A ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000005		$ 0.000005
Class A ordinary shares, shares authorized (in shares)	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued (in shares)	5,693,585,848	5,693,585,848	5,568,585,848
Class A ordinary shares, outstanding (in shares)	5,693,585,848	5,693,585,848	5,568,585,848
Equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,568,585,848 and 5,693,585,848 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	¥ 182	$ 26	¥ 180
Additional paid-in capital	125,767,661	17,984,536	117,829,308
Statutory reserves	1,338,261	191,369	237,680
Accumulated other comprehensive income	2,115,683	302,539	7,824,545
Retained earnings	284,163,369	40,634,821	187,421,411
Total shareholders' equity	413,385,156	59,113,291	313,313,124		¥ 187,241,607	¥ 117,770,911
Total liabilities and shareholders' equity	630,044,327	90,095,139	505,034,316
Parent Company | Reportable legal entity
Current assets
Cash, cash equivalents and short-term investments	45,987	6,576	10,242
Others	93	13	73
Total current assets	46,080	6,589	10,315
Non-current assets
Investments in subsidiaries, the VIE and subsidiaries of the VIE	413,387,814	59,113,671	318,641,783
Total non-current assets	413,387,814	59,113,671	318,641,783
Total assets	413,433,894	59,120,260	318,652,098
Current liabilities
Convertible bonds, current portion | ¥			5,309,597
Others	48,738	6,969	29,377
Total current liabilities	48,738	6,969	5,338,974
Non-current liabilities
Total liabilities	¥ 48,738	$ 6,969	¥ 5,338,974
Shareholders' equity
Class A ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000005
Class A ordinary shares, shares authorized (in shares)	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued (in shares)	5,693,585,848	5,693,585,848	5,568,585,848
Class A ordinary shares, outstanding (in shares)	5,693,585,848	5,693,585,848	5,568,585,848
Equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,568,585,848 and 5,693,585,848 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	¥ 182	$ 26	¥ 180
Additional paid-in capital	125,767,661	17,984,536	117,829,308
Statutory reserves	1,338,261	191,369	237,680
Accumulated other comprehensive income	2,115,683	302,539	7,824,545
Retained earnings	284,163,369	40,634,821	187,421,411
Total shareholders' equity	413,385,156	59,113,291	313,313,124
Total liabilities and shareholders' equity	¥ 413,433,894	$ 59,120,260	¥ 318,652,098